LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leasing payable
Leasing payable	R$ 1,030,643	R$ 918,365
Current	275,934	275,086
Non-current	754,709	643,279
Financial expense for the year	R$ 88,370	R$ 68,789
Minimum
Leasing payable
Discount rate	3.50%	3.50%
Maximum
Leasing payable
Discount rate	13.40%	16.30%
2022
Leasing payable
Leasing payable		R$ 275,086
2023
Leasing payable
Leasing payable	R$ 275,934	211,576
2024
Leasing payable
Leasing payable	195,137	127,718
2025
Leasing payable
Leasing payable	162,315	88,682
2026
Leasing payable
Leasing payable	114,801	73,654
2027 on
Leasing payable
Leasing payable	R$ 282,456	R$ 141,649